Material Accounting Policies (Schedule of amortization periods of right of use assets) (Details)	12 Months Ended
Dec. 31, 2024
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization periods of the ROU assets (in years)	3
Building and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization periods of the ROU assets (in years)	5-15